BOND PAYABLE	12 Months Ended
Feb. 29, 2020
BOND PAYABLE & LONG-TERM DEBT AND SHORT-TERM DEBT
BOND PAYABLE

13.         BOND PAYABLE

On May 21, 2014, the Company issued $230,000 in aggregate principal amount of convertible bond due on May 15, 2019 (“the Bond”), unless earlier repurchased, converted or redeemed. The Bond bears interest at a rate of 2.5% per year, payable semiannually in arrears on May 15 and November 15 of each year, beginning on November 15, 2014.

The net proceeds from the Bond, after deducting the issuance costs, were $224,723. The Company has accounted for the Bond as a single instrument as bond payable. The value of the Bond is measured by the cash received. As of May 15, 2019, the bond payable was fully paid by cash or through issuance of Company's shares upon conversion to the ADS. Interest expense of $162 and $27 were recognized for the years ended February 28, 2019 and February 29, 2020, respectively.

The debt issuance costs of $5,277 were recorded as a reduction of the bond payable and amortized using the effective interest method over the period from issuance date to the earliest redemption date, May 15, 2017.

The main terms of the Bond are summarized as follows:

Conversion

The Bond are convertible into the Company’s ADSs, at the option of the holders, in integral multiples of one thousand dollars principal amount, at any time prior to the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate equals 229.1856 ADSs per one thousand dollars principal amount of the Bond, which represents the adjusted conversion price of $4.36 per ADS. During the years ended February 28, 2019 and February 29, 2020, certain bond holders converted their bonds with carrying amount of $5,800 and $5,250 to 1,329,273 and 1,203,222 ADSs, respectively. Fractional ADSs were settled in cash upon conversion.

Redemption

The Company does not have the right to redeem the Bond prior to maturity except for certain circumstances involving changes in the tax laws for the relevant tax jurisdiction. Holders of the Bond have the right to require the Company to repurchase in cash all or part of their Bond on May 15, 2017 or upon the occurrence of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Bond to be repurchased, plus any accrued and unpaid interest to, but excluding, the repurchase date.

Effective on August 16, 2017, the Company adjusted the ratio of its American Depositary Shares (“ADSs”) to Class A common shares from one ADS representing two Class A common shares to three ADSs representing one Class A common shares. The information disclosed below have been given effect to the foregoing ADS to share ratio change (“Ratio Change”). In addition, as disclosed in Note 26, the Company declared and paid a cash dividend, which triggered the conversion adjustment provisions of the Bond.

Concurrently with the issuance of the Bond in May 2014, the Company entered into capped call transactions (each a “Capped Call Transaction”) with three initial purchasers or their affiliates by purchasing 52,712,642 options, which is the number of adjusted ADS issuable upon conversion of the Bond in full, for $22,885. The Capped Call Transactions are expected generally to reduce the potential dilution to the Class A common shares and ADSs upon conversion of the Bond. The strike price of the Capped Call Transactions corresponds to the adjusted conversion price of the Bond and the cap price is $5.87 per ADS and has been adjusted under the terms of the Capped Call Transactions. The Group accounted for the capped call transactions as equity transactions and recorded the $22,885 purchase price as a deduction of additional paid in capital. The options became exercisable in February 2019 and the Capped Call Transaction terminated upon the maturity date of the Bond in May 2019. The Group elected the cash settlement method and recorded $13,270 and $66,346 as a credit to additional paid in capital for the exercise of the capped call options during fiscal year 2019 and 2020, respectively.